Commitments and contingencies - Additional information (Details)											1 Months Ended					12 Months Ended
	Dec. 26, 2019 PEN (S/)	Dec. 26, 2019 USD ($)	Oct. 29, 2019 PEN (S/)	Oct. 29, 2019 USD ($)	Jan. 23, 2019 installment	Jan. 18, 2019 USD ($) Vote	Jan. 18, 2018 installment	May 01, 2017 USD ($)	Jan. 01, 2014	Jun. 23, 2004	Oct. 31, 2018 PEN (S/) installment item	Oct. 31, 2018 USD ($) installment item	Jun. 23, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2019 PEN (S/) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2015 USD ($)	Feb. 29, 2020 USD ($)	Jan. 27, 2020 PEN (S/)	Jan. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 26, 2019 USD ($)	Dec. 20, 2019 PEN (S/)	Dec. 20, 2019 USD ($)	Oct. 29, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Sep. 30, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Jan. 08, 2015 PEN (S/)	Jan. 08, 2015 USD ($)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2014 USD ($)	Jun. 18, 2014 PEN (S/)	Jun. 18, 2014 USD ($)	Dec. 31, 2012 PEN (S/)	Dec. 31, 2012 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Letter of credit																										$ 121,400,000								$ 119,700,000
Finance Lease Liabilities IAS17																																	$ 241,653,000
Description of material leasing arrangements by lessor classified as operating lease																Legal procedures -Buenaventura -	Legal procedures -Buenaventura -
Withholding tax, Old Tax Rate																12.00%	12.00%
Loss contingencies, laws affected																The alleged OEFA violations currently range from zero to 17,642 tax units and the Autoridad Nacional del Agua alleged violations range from zero to 10 tax units, being each tax unit equivalent to approximately US$1,260 based on current exchange rates.	The alleged OEFA violations currently range from zero to 17,642 tax units and the Autoridad Nacional del Agua alleged violations range from zero to 10 tax units, being each tax unit equivalent to approximately US$1,260 based on current exchange rates.
Withholding tax rate														12.00%	30.00%
Tax expense (income), continuing operations																	$ 25,590,000		$ (26,879,000)	$ (17,888,000)
Regional Governments and Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letter of credit																										361,000
Ministry of Energy and Mines [Member]
Disclosure of Commitments and contingencies [Line Items]
Letter of credit																										557,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Loss contingencies, laws affected																The alleged OEFA violations currently range from zero to 17,642 units and the water authority alleged violations range from zero to 10 units, with each unit having a potential fine equivalent to approximately 1,260 dollars based on current exchange rates	The alleged OEFA violations currently range from zero to 17,642 units and the water authority alleged violations range from zero to 10 units, with each unit having a potential fine equivalent to approximately 1,260 dollars based on current exchange rates
Provisional liability						$ 61,000,000
Potential fine, Per unit																										1,260
Tax expense (income), continuing operations																	$ 64,928,000		29,297,000	7,026,000
Minera Yanacocha SRL and subsidiary [Member] | Los Tapados S.A [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales																3.00%	3.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Recoverability of litigation amount																										186,600,000
Disputed tax assessments paid																										396,500,000
Tax expense (income), continuing operations																	$ 298,074,000		325,170,000	486,043,000
Compania Minera Coimolache S.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax expense (income), continuing operations																				23,362,000
Yanacocha [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																							$ 61,000,000
Number of votes in favorable | Vote						2
Number of votes cast against | Vote						3
Minimum number of votes required for winning the case | Vote						4
Estimated financial effect of contingent liabilities																							$ 61,000,000
Withholding tax, New Tax Rate																30.00%	30.00%
Withholding tax rate														12.00%
Payment to acquire contractual positions in mining concession agreements																	$ 29,000,000
Open Tax Procedure [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																												S/ 120,262,000	$ 36,322,000
Appeal Proceedings Derivatives [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																S/ 1,514,000,000										456,000,000
Estimated financial effect of contingent liabilities																1,514,000,000										456,000,000
Appeal Proceedings Provision for collection of Doubtful Debt and Unfounded Income Case [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																515,000,000										155,000,000
Provision for collection of doubtful debts																		S/ 70,277,000																21,187,000
Estimated financial effect of contingent liabilities																515,000,000										155,000,000
Legal Proceedings [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																										3,000,000								2,900,000
Estimated financial effect of contingent liabilities																										3,000,000								2,900,000
Potential fine																	0
Tax year 2009 and 2019 | Open Tax Procedure [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																					S/ 76,023,000														$ 22,919,000
Compensation of tax losses																					561,758,000	$ 169,357,000
Tax year 2014 | Open Tax Procedure [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Disallowance of bonus paid to contractors																S/ 2,067,000	$ 623,000
Tax Year 2013 [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Number of installment payment programs | item																2	2
Tax Year 2013 [Member] | Open Tax Procedure [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																S/ 148,730,000										44,839,000
Tax Year 2012 [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Amount Of Assessment including interest and penalties																266,100,000	$ 80,200,000
Tax payment based on exchange rates																										19,800,000
Tax payment based on estimated due																65,700,000										19,500,000
Number of equal monthly payments | installment					66
Deferred interest, interest and penalties																	45,700,000
Tax Year 2014 [Member] | Open Tax Procedure [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																		94,898,000																28,610,000
Year 2007 [Member] | Open Tax Procedure [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																										S/ 1,056,310,000	$ 318,453,000
Year 2008 [Member] | Open Tax Procedure [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																						S/ 1,530,985,000	$ 461,557,000
December 2006 to December 2008 [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax payment based on exchange rates																														$ 214,400,000
Tax payment based on estimated due			S/ 711,100,000																											$ 221,900,000
December 2006 to December 2008 [Member] | Assessment Relating to Mining Royalties [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Payment of litigation amount			S/ 711,100,000	$ 221,900,000
Payment of litigation amount on exchange rate basis				$ 214,400,000
January 2009 To September 2011 [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Amount Of Assessment including interest and penalties											S/ 1,000,000,000	$ 314,100,000				1,000,000,000	314,100,000
Tax payment based on exchange rates																										95,000,000
Tax payment based on estimated due																315,100,000										94,700,000
Number of installment payment programs | item											2	2
Number of equal monthly payments | installment											66	66
Deferred interest, interest and penalties												$ 202,800,000					202,800,000
Fourth Quarter Of 2011 [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Amount Of Assessment including interest and penalties	S/ 57,600,000	$ 17,300,000
Tax payment based on exchange rates																											$ 17,400,000
Tax payment based on estimated due	S/ 57,600,000																										$ 17,300,000
Fourth Quarter Of 2011 To The Fourth Quarter Of 2012 [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Amount Of Assessment including interest and penalties																255,800,000	77,100,000
Number of equal monthly payments | installment							66
Deferred interest, interest and penalties																	40,500,000
Empresa de Generacion Huanza S.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																6,999,000		6,396,000								2,110,000								1,893,000
Estimated financial effect of contingent liabilities																6,999,000		6,396,000								2,110,000								$ 1,893,000
Empresa de Generacion Huanza S.A. [Member] | Tax year 2014 | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Unrecognized Depreciation expense																					S/ 27,532,000	$ 8,300,000
Procesadora Industrial Rio Seco S.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																															S/ 11,153,000	$ 3,368,000
Procesadora Industrial Rio Seco S.A. [Member] | Omission of Payment of General Sales Tax [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																																										1,815,000	547,000
Estimated financial effect of contingent liabilities																																										S/ 1,815,000	$ 547,000
San Jose Reservoir Trust [Member]
Disclosure of Commitments and contingencies [Line Items]
Outstanding commitments made by entity, related party transactions																				$ 6,321,000
Other Subsidiaries [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Tax expense (income), continuing operations																4,654,000	1,403,000
Minera La Zanja S.R.L. [Member] | Tax year 2013 and 2015 | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Disallowance of development cost																2,952,000	$ 890,000	S/ 2,692,000	$ 797,000
Compania Minera Colquirrumi S.A. [Member] | Compania Minera Coimolache S.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Letter of credit																										23,696,000
El Brocal [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																7,014,000										2,114,000
Aggregate of compensation lost profit								$ 36,300,000
Estimated financial effect of contingent liabilities																7,014,000										2,114,000
El Brocal [Member] | Development Cost of Smelter Project [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Development cost | S/																S/ 13,930,000
El Brocal [Member] | Tax Year 2011 [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Current income tax liabilities																																								S/ 8,333,000	$ 2,512,000
El Brocal [Member] | Tax Year 2012 [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																																				S/ 4,030,000	$ 1,215,000
El Brocal [Member] | Tax Year 2015 [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned | item																2	2
Amount disbursed recorded as an account receivable																								S/ 1,456,000	$ 439,000
El Brocal [Member] | Tax Year 2015 [Member] | Development Cost of Smelter Project [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																S/ 3,412,000										1,029,000
Development cost																	$ 4,200,000
Estimated financial effect of contingent liabilities																S/ 3,412,000										$ 1,029,000
Sindicato Minero de Orcopampa S.A., note 29(b) [Member]
Disclosure of Commitments and contingencies [Line Items]
Lease concession expense, Percent																10.00%	10.00%
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales																3.00%	3.00%
Bottom of range [member] | Machinery and equipment
Disclosure of Commitments and contingencies [Line Items]
Term of lease																1 year	1 year
Bottom of range [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Potential fine																	$ 0
Bottom of range [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment
Disclosure of Commitments and contingencies [Line Items]
Term of lease																4 years	4 years
Bottom of range [member] | Legal Proceedings [Member] | Yanacocha [Member]
Disclosure of Commitments and contingencies [Line Items]
Potential fine																	$ 22,200
Bottom of range [member] | OEFA [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of units under violation | item																0	0
Bottom of range [member] | Water Authority of Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of units under violation | item																0	0
Bottom of range [member] | Cerro Verde [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales										1.00%
Bottom of range [member] | Cerro Verde [Member] | New guarantee contract [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales									1.00%
Top of range [member] | Machinery and equipment
Disclosure of Commitments and contingencies [Line Items]
Term of lease																3 years	3 years
Top of range [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Potential fine																	$ 22,200,000
Top of range [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment
Disclosure of Commitments and contingencies [Line Items]
Term of lease																14 years	14 years
Top of range [member] | OEFA [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of units under violation | item																17,642	17,642
Top of range [member] | Water Authority of Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of units under violation | item																10	10
Top of range [member] | Cerro Verde [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales										3.00%			3.00%
Top of range [member] | Cerro Verde [Member] | New guarantee contract [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales									12.00%